UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    GCP Capital Partners LLC
Address: 300 Park Avenue, 18th Floor
         New York, NY 10022

Form 13F File Number: 028-15391
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  V. Frank Pottow
Title: Vice President
Phone: 212-389-1515

Signature, Place, and Date of Signing:

    /s/ V. Frank Pottow               New York, NY             May 13, 2013
---------------------------- ------------------------------- ---------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: 0


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -----------
Form 13F Information Table Entry Total: 1
                                        -----------
Form 13F Information Table Value Total: $ 376,158
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number        Name
1       -   028-15374               Metalmark Management II LLC
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        -
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        -
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        -
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
                                                                                                           VOTING AUTHORITY

                                                 FORM 13F INFORMATION TABLE

                                              VALUE       SHRS OR    SH/   PUT/  INVESTMENT     OTHER
NAME OF ISSUER    TITLE OF CLASS   CUSIP     (X$1000)     PRN AMT    PRN   CALL  DISCRETION    MANAGERS  SOLE   SHARED   NONE
--------------    -------------- ---------- ----------- ----------- ------ ----- ------------ ---------- ----  --------- -----

PACIFIC COAST     UNIT BEN INT   694103102   376,158     20,083,158   SH         Shared-Other      1            Shared
OIL TR
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